Intangible Assets - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Off set against assets [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized product development expenditure	₨ 4,463.9	₨ 4,236.1	₨ 8,350.6
Other income/(loss) (net) [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized product development expenditure	₨ 3,978.7	₨ 4,957.1	₨ 1,601.5